Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of short-term investment
				Annual
	Purchase			Interest
Financial Institutions	Date	Term	Amount	Rate
Pufa CunZhen Bank	October 16, 2018	Six Months	$728,525	1.30%
Pufa CunZhen Bank	October 17, 2018	Six Months	6,993,840	1.69%
Changan Bank	November 9, 2018	Six Months	30,160,935	1.77%
Changan Bank	November 9, 2018	Six Months	5,828,200	1.77%
Changan Bank	November 12, 2018	Twelve Months	29,141,000	2.03%
Changan Bank	November 13, 2018	Six Months	29,141,000	1.77%
Changan Bank	November 14, 2018	Six Months	14,570,500	1.77%
Changan Bank	November 14, 2018	Six Months	12,618,053	1.77%
			$129,182,053